UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23792

First Trust Private Credit Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

First Trust
Capital Management

# FIRST TRUST PRIVATE CREDIT FUND

Class A Shares – FTCAX
Class I Shares – FTPCX

**Semi-Annual Report**

September 30, 2024

**(Unaudited)**

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

First Trust Private Credit Fund
This report and the consolidated financial statements contained herein are provided for the general information of the shareholders of the First Trust Private Credit Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES – 6.9%
$1,500,0001	Banco Santander, S.A. 11.468%, 12/27/20432,3	$1,667,965
2,845,260	Deutsche Bank AG Series 2021-1X, Class CLN, 13.888% (3-Month Term SOFR+876 basis points), 2/21/20293,4,5	2,873,713
3,500,000	Ducati Series 2024-1, 12.458%, 6/20/20302,3	3,897,763
2,500,0001	Landesbank Baden-Wuerttemberg Series LION-5, Class MEZ, 12.772% (3-Month Euribor+900 basis points), 7/31/20342,3	2,782,725
3,000,000	Mespil Securities Series 2024-1, Class B, 14.330% (SOFR Rate+950 basis points), 7/28/20323	3,000,000
2,753,8421	Santander UK PLC Series 2024-2, Class F, 14.950% (SONIO+100 basis points), 5/22/20342,3	3,682,342
	TOTAL ASSET-BACKED SECURITIES (Cost $17,457,596)	17,904,508
	BANK LOANS – 37.6%
296,250	Accordion Partners 11.516%, 8/29/20296,9	296,250
448,766	11.889%, 8/29/20296	448,766
611,187	Alegeus Technologies Holding Corp. 13.463%, 9/4/20266	611,187
429,790	Athos Merger Sub, LLC 9.6037% (3-Month Term SOFR+500 basis points), 7/31/20264,5	399,705
359,229	10.319%, 7/31/20275,6	324,491
987,500	Black Rifle Coffee Company, LLC 13.826%, 8/10/20286	972,687
2,000,000	C3 Rentals, LLC 13.343%, 4/22/20276	2,030,000
1,982,031	Cardinal Parent, Inc. 9.985% (3-Month Term SOFR+450 basis points), 11/12/20274,5	1,855,677
394,750	CB Buyer, Inc. 0.500% Revolver, 7/1/20316,7	79
1,012,250	1.000% Delay Draw, 7/1/20316,7	(4,859)
3,593,000	9.854% Term Loan, 7/1/20316	3,557,789
2,597,445	CIRE Alto OpCo, LLC 10.800%, 11/29/20246	2,597,445
3,980,000	Cooper Mach 10.104%, 12/13/20276	3,953,732
985,000	CPC/Cirtec Holdings, Inc. 11.594%, 1/30/20296	977,120

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$137,714	Dentive Capital, LLC 1.000% Delay Draw, 12/23/20286	$135,304
277,222	12.085% Term Loan, 12/23/20286	272,370
2,999,164	1.000% Delay Draw, 12/26/20286,8	1,344,723
2,032,961	DigiCert, Inc. 11.845%, 2/24/2029	1,765,779
51,231	Fenix Topco, LLC 11.840%, 4/2/20276	50,053
854,276	11.840%, 3/28/20296	834,627
1,598,684	Fertility (ITC) Buyer, Inc. 0.000%, 1/3/2025*,6	1,187,822
1,331,985	11.298%, 1/3/20296	1,329,321
466,116	Fingerpaint Group 12.185% Delay Draw, 12/20/20266	462,620
349,554	12.185% Term Loan, 12/20/20266	346,932
493,671	Florida Food Products, LLC 10.361% (1-Month Term SOFR+500 basis points), 10/18/20284,5	435,897
499,578	Fortis Payment Systems, LLC 1.000% Delay Draw, 2/13/20266,8	211,668
1,492,500	11.185% Term Loan, 2/13/20266	1,483,246
539,734	Fortna Group, Inc. 10.080% (3-Month Term SOFR+550 basis points), 6/1/20294,5	495,209
1,629,688	Global IID Parent, LLC 10.096% (3-Month Term SOFR+450 basis points), 12/18/20284,5	1,621,540
242,134	H.W. Lochner, LLC 12.218%, 7/2/20276	240,632
1,492,187	HS Purchaser LLC 9.444% (1-Month Term SOFR+400 basis points), 11/30/20264,5	1,426,904
532,468	IDC Infusion Services 1.000% Delay Draw, 7/7/20286,7	(6,017)
3,491,250	11.332% Term Loan, 7/7/20286	3,456,337
1,452,857	11.446% Term Loan, 7/7/20286	1,436,440
3,948,744	Ipsen TL, LLC 15.497%, 7/31/20296,9	3,796,886
1,080,611	Ivanti Software, Inc. 9.833% (3-Month Term SOFR+425 basis points), 12/1/20274,5	921,146
2,000,000	Leonard Valve Term Loan 10.778%, 9/30/20276	1,980,000
1,492,500	MAX US Bidco, Inc. 9.604%, 10/3/2030	1,418,308
494,438	Monroe Capital Corp. 1.011% Delay Draw, 12/20/20286	488,900
492,500	11.346% Term Loan, 12/20/20286	486,984

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$1,992,443	Neptune Bidco US, Inc. 10.154% (3-Month Term SOFR+475 basis points), 10/11/20285	$1,868,414
1,979,962	10.404% (3-Month Term SOFR+500 basis points), 4/11/20294,5	1,863,996
4,000,000	15.154%, 10/11/2029	4,000,000
1,559,149	Orthopaedic (ITC) Buyer, LLC 11.935%, 7/31/20286	1,555,563
425,532	12.253%, 7/31/20286,7	(979)
1,015,124	PhyNet Dermatology, LLC 1.000% Delay Draw, 10/20/20296,7	(7,613)
483,678	1.000% Term Loan, 10/20/20296	480,050
517,241	11.493% Delay Draw, 10/20/20296,7	(3,879)
972,949	11.782% Term Loan, 10/20/20296	965,652
3,995,555	Progress Lighting, LLC 15.343%, 9/18/20296	3,895,666
2,788,469	Project Leopard Holdings, Inc. 10.602% (3-Month Term SOFR+525 basis points), 7/20/20294,5	2,513,400
1,989,975	Resolute Investment Managers, Inc. 12.096% (3-Month Term SOFR+650 basis points), 4/30/20275	1,841,971
5,000,000	RHF VI Funding, LLC 13.096%, 11/19/20246,7	4,750,000
4,000,000	Riskonnect, Inc. 0.500% Delay Draw, 12/7/20286,7	(41,600)
975,288	10.254% Term Loan, 12/7/20286	965,145
417,610	Royal Palm I 0.000%, 10/24/2033*,6,7,9	9,561
679,395	0.000%, 10/24/2033*,6,9	675,251
46,603	Royal Palm II 0.000%, 10/24/2028*,6,9	46,197
83,522	0.000%, 10/24/2033*,6,7,9	1,912
5,598,440	Russell Investments U.S. Institutional Holdco, Inc. 10.255% (3-Month Term SOFR+500 basis points), 6/1/20274,5,9	4,862,245
432,836	Sepro Holdings, LLC 1.000% Delay Draw, 7/26/20306,7	—
432,836	1.000% Revolver, 7/26/20306,7	—
3,029,851	10.529% Term Loan (SOFR Rate+0 basis points), 7/26/20306	2,969,254
2,618,277	Shryne Group, Inc. 18.000%, 5/26/20266,9	2,631,368
976,244	South Florida ENT Associates 12.435% Term Loan, 3/25/20256	971,266
421,814	1.000% Delay Draw, 12/31/20256,8	146,632
545,572	Steward Health Care System, LLC 16.180%, 10/31/20246	545,572
2,150,001	15.458%, 12/31/20246	2,150,001

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$1,024,520	16.208%, 12/31/20256	$1,024,520
1,109,406	21.250%, 12/31/20276,9	1,109,406
213,089	Stronghold Digital Mining, Inc. 15.342%, 10/25/20256	210,959
1,322,414	Synamedia Americas Holdings, Inc. 13.085%, 12/5/20286	1,294,379
371,972	TA/WEG Holdings, LLC 12.253%, 10/2/20276	371,972
221,760	0.500% Revolver, 10/4/20276,7	—
3,228,143	12.253% Delay Draw, 10/4/20276,8	1,373,933
1,870,643	Tank Holding Corp. 11.097%, 3/31/2028	1,844,221
15,409	11.750%, 3/31/20288	10,462
298,735	1.000%, 5/11/20298	130,125
689,500	11.347%, 5/11/2029	681,167
214,991	Taoglas Group Holdings Limited 0.500% Revolver, 2/28/20296,8	182,440
773,234	12.585% Term Loan, 2/28/20296	739,753
2,487,500	USN OPCO, LLC 10.504%, 12/21/20266	2,487,500
1,498,874	West Side Holdco, LLC 14.201%, 9/3/20276	1,483,885
	TOTAL BANK LOANS (Cost $98,303,200)	98,243,467
Number of Shares
	CLOSED-END FUNDS – 2.9%
166,076	Palmer Square Capital BDC, Inc.10	2,707,039
120,000	TCW Direct Lending VIII, LLC	4,891,260
	TOTAL CLOSED-END FUNDS (Cost $8,201,621)	7,598,299

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS – 35.1%
$250,000	AIMCO CLO Ltd. Series 2019-10A, Class ERR, 10.932% (3-Month Term SOFR+565 basis points), 7/22/2037*,4,5,11	$251,215
500,000	Antares Loan Funding CLO 0.000%, 2/17/2032*,2,6	562,296
500,000	Apidos CLO Ltd. Series 2017-28A, Class C, 8.044% (3-Month Term SOFR+276 basis points), 1/20/20314,5,11	500,148
500,000	Series 2020-33A, Class ER, 11.895% (3-Month Term SOFR+661 basis points), 10/24/20344,5,11	502,124
461,958	Ares Capital Corp. 0.000%, 7/11/2033*,6	487,315
375,000	Ares CLO Ltd. Series 2014-32RA, Class C, 8.280% (3-Month Term SOFR+316 basis points), 5/15/20304,5,11	376,526
500,000	Assurant CLO Ltd. Series 2017-1A, Class ER, 12.744% (3-Month Term SOFR+746 basis points), 10/20/20344,5,11	487,365
750,000	Bain Capital Credit CLO Ltd. Series 2018-2A, Class DR, 8.229% (3-Month Term SOFR+295 basis points), 7/19/20314,5,11	750,027
750,000	Barings CLO Ltd. Series 2018-3A, Class E, 11.294% (3-Month Term SOFR+601 basis points), 7/20/20294,5,11	752,850
500,000	Series 2018-4A, Class D, 8.463% (3-Month Term SOFR+316 basis points), 10/15/20304,5,11	501,708
250,000	Benefit Street Partners CLO Ltd. Series 2015-8A, Class DR, 11.144% (3-Month Term SOFR+586 basis points), 1/20/20314,5,11	248,580
1,852,142	BNP Paribas – Broadway Series 1, Class JNR, 13.337% (SOFR Rate+800 basis points), 4/12/20313,4,5	1,852,142
750,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-4RA, Class C, 8.463% (3-Month Term SOFR+316 basis points), 7/15/20304,5,11	748,804
250,000	Series 2014-1A, Class DR, 8.147% (3-Month Term SOFR+286 basis points), 4/17/20314,5,11	250,417
1,000,000	Series 2014-2RA, Class C, 8.180% (3-Month Term SOFR+306 basis points), 5/15/20314,5,11	1,006,722
625,000	Series 2014-3RA, Class C, 8.475% (3-Month Term SOFR+321 basis points), 7/27/20314,5,11	624,210
500,000	Carlyle U.S. CLO Ltd. Series 2017-4A, Class C, 8.363% (3-Month Term SOFR+306 basis points), 1/15/20304,5,11	501,562

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$700,000	Series 2017-5A, Class D, 10.844% (3-Month Term SOFR+556 basis points), 1/20/20304,5,11	$688,054
500,000	CBAM Ltd. Series 2017-4A, Class D, 8.163% (3-Month Term SOFR+286 basis points), 1/15/20314,5,11	500,666
500,000	Cedar Funding CLO Ltd. Series 2016-5A, Class DR, 8.547% (3-Month Term SOFR+326 basis points), 7/17/20314,5,11	501,232
500,000	Cedar Funding XVII CLO Ltd. Series 2023-17A, Class E, 13.442% (3-Month Term SOFR+816 basis points), 7/20/20364,5,11	517,791
500,000	CIFC Funding Ltd. Series 2017-4A, Class D, 11.645% (3-Month Term SOFR+636 basis points), 10/24/20304,5,11	501,252
250,000	Series 2018-2A, Class C, 8.394% (3-Month Term SOFR+311 basis points), 4/20/20314,5,11	250,000
875,000	Series 2018-2A, Class D, 11.394% (3-Month Term SOFR+611 basis points), 4/20/20314,5,11	875,000
500,000	Series 2013-3RA, Class D, 11.445% (3-Month Term SOFR+616 basis points), 4/24/20314,5,11	492,867
500,000	Series 2018-2A, Class D1R, 7.700% (3-Month Term SOFR+305 basis points), 10/20/20374,5,11	500,000
500,000	Clear Creek CLO Series 2015-1A, Class DR, 8.494% (3-Month Term SOFR+321 basis points), 10/20/20304,5,11	501,359
250,000	Crestline Denali CLO Ltd. Series 2018-1A, Class D, 8.813% (3-Month Term SOFR+351 basis points), 10/15/20314,5,11	248,901
500,000	Dryden Senior Loan Fund Series 2013-30A, Class DR, 7.980% (3-Month Term SOFR+286 basis points), 11/15/20284,5,11	500,068
392,218	Series 2014-36A, Class AR3, 6.583% (3-Month Term SOFR+128 basis points), 4/15/20294,5,11	392,468
500,000	Series 2017-54A, Class D, 8.641% (3-Month Term SOFR+336 basis points), 10/19/20294,5,11	498,302
500,000	Series 2016-45A, Class DRR, 7.654% (3-Month Term SOFR+305 basis points), 10/15/20304,5,11	500,000
500,000	Series 2022-106A, Class D, 11.001% (3-Month Term SOFR+570 basis points), 10/15/20354,5,11	502,856
500,000	Eaton Vance CLO Ltd. Series 2015-1A, Class DR, 8.044% (3-Month Term SOFR+276 basis points), 1/20/20304,5,11	500,684
500,000	Elmwood CLO Ltd. Series 2022-1A, Class E, 11.632% (3-Month Term SOFR+635 basis points), 4/20/20354,5,11	502,153

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$500,000	Empower CLO Ltd. Series 2023-2A, Class D, 10.701% (3-Month Term SOFR+540 basis points), 7/15/20364,5,11	$515,023
500,000	Galaxy CLO Ltd. Series 2018-26A, Class E, 11.233% (3-Month Term SOFR+611 basis points), 11/22/20314,5,11	501,800
500,000	Series 2017-24A, Class AR, 6.841% (3-Month Term SOFR+154 basis points), 4/15/20374,5,11	502,090
500,000	Generate CLO Ltd. Series 2023-12A, Class E, 13.682% (3-Month Term SOFR+840 basis points), 7/20/20364,5,11	517,718
500,000	Goldentree Loan Management U.S. CLO Ltd. Series 2019-5A, Class DRR, 8.069% (3-Month Term SOFR+280 basis points), 10/20/20324,5,11	500,004
1,750,000	Golub Capital Partners Short Duration Series 2022-1A, Class DR, 9.945% (3-Month Term SOFR+460 basis points), 7/25/20334,5,11	1,748,919
310,917	GPG Loan Funding, LLC 0.000%, 4/29/2034*,6	321,710
850,000	Great Lakes CLO Ltd. Series 2014-1A, Class ER, 13.063% (3-Month Term SOFR+776 basis points), 10/15/20294,5,11	853,195
1,000,000	Series 2019-1A, Class E, 13.563% (3-Month Term SOFR+826 basis points), 7/15/20314,5,11	1,003,876
500,000	HPS Loan Management Ltd. Series 8A-2016, Class DR, 8.444% (3-Month Term SOFR+316 basis points), 7/20/20304,5,11	501,614
500,000	Series 13A-18, Class DR, 8.251% (3-Month Term SOFR+295 basis points), 10/15/20304,5,11	498,812
500,000	Invesco U.S. CLO Ltd. Series 2023-3A, Class E, 13.461% (3-Month Term SOFR+816 basis points), 7/15/20364,5,11	518,693
1,500,000	Kohlberg CLO 0.000%, 12/28/2033*,6	1,570,450
250,090	LCM Ltd. Series 25A, Class AR, 6.382% (3-Month Term SOFR+110 basis points), 7/20/20304,5,11	250,164
500,000	Long Point Park CLO Ltd. Series 2017-1A, Class C, 7.947% (3-Month Term SOFR+266 basis points), 1/17/20304,5,11	500,835
500,000	Magnetite CLO Ltd. Series 2018-20A, Class E, 10.894% (3-Month Term SOFR+561 basis points), 4/20/20314,5,11	501,760

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$1,250,000	Maranon Loan Funding Ltd. Series 2021-3A, Class ER, 12.872% (3-Month Term SOFR+782 basis points), 10/15/20364,5,11	$1,250,074
500,000	Marathon CLO Ltd. Series 2018-12A, Class C, 9.141% (3-Month Term SOFR+386 basis points), 4/18/20314,5,11	496,630
3,000,000	MCF CLO Ltd. Series 2018-1A, Class SUB, 0.000%, 4/18/2036*,4,11	2,289,392
2,175,000	Series 2018-1A, Class ER, 13.299% (3-Month Term SOFR+800 basis points), 4/18/20364,5,11	2,191,570
1,926,983	Mount Logan Funding LP Series 2018-1A, Class SUBR, 0.000%, 1/22/2033*,4,10,11	1,100,047
600,000	Series 2018-1A, Class ER, 14.004% (3-Month Term SOFR+872 basis points), 1/22/20334,5,10,11	588,334
500,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2018-28A, Class D1R, 8.178% (3-Month Term SOFR+320 basis points), 10/20/20384,5,11	499,959
1,000,000	New Mountain CLO 6 Ltd. Series CLO-6A, Class D1, 7.738% (3-Month Term SOFR+310 basis points), 10/15/20374,5,6,11	1,000,000
500,000	Newark BSL CLO Ltd. Series 2017-1A, Class CR, 8.696% (3-Month Term SOFR+341 basis points), 7/25/20304,5,11	501,870
500,000	Series 2017-1A, Class D, 11.846% (3-Month Term SOFR+656 basis points), 7/25/20304,5,11	490,057
500,000	OCP CLO Ltd. Series 2014-6A, Class CR, 8.747% (3-Month Term SOFR+346 basis points), 10/17/20304,5,11	501,275
500,000	Octagon Investment Partners Ltd. Series 2013-1A, Class DR2, 8.046% (3-Month Term SOFR+276 basis points), 1/25/20314,5,11	501,788
500,000	OZLM Ltd. Series 2018-22A, Class C, 8.197% (3-Month Term SOFR+291 basis points), 1/17/20314,5,11	501,355
500,000	Series 2018-20A, Class C, 8.494% (3-Month Term SOFR+321 basis points), 4/20/20314,5,11	500,911
600,0001	Palmer Square European Loan Funding Series 2023-1A, Class SUB, 0.000%, 11/15/2032*,2,4,10,11	26,247
900,0001	Series 2023-2X, Class SUB, 0.000%, 1/15/2033*,2,4,10	916,500
1,000,0001	Series 2023-3X, Class SUB, 0.000%, 5/15/2033*,2,4,10	967,961
2,500,0001	Series 2024-1X, Class SUB, 0.000%, 8/15/2033*,2,4,10	2,356,992
4,000,0001	Series 2024-2X, Class SUB, 0.000%, 5/15/2034*,2,4,10	4,446,994
1,050,0001	Series 2023-1X, Class SUB, 0.000%, 7/15/2036*,2,4,10	802,094

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$132,0001	Series 2023-1X, Class F, 11.665% (3-Month Euribor+798 basis points), 7/15/20362,4,5,10	$148,404
1,450,0001	Series 2023-2X, Class SUB, 0.000%, 10/15/2036*,2,4,10	1,102,712
2,000,0001	Series 2024-1X, Class SUB, 0.000%, 5/15/2037*,2,4,10	2,226,180
2,833,7501	Series 2024-2X, Class SUB, 0.000%, 10/15/2037*,2,4,10	3,004,489
1,500,0001	Series 2024-2X, Class F, 11.744% (3-Month Euribor+824 basis points), 10/15/20372,4,5,10	1,655,297
825,000	Palmer Square Loan Funding Ltd. Series 2023-1A, Class SUB, 0.000%, 7/20/2031*,4,10,11	20,170
450,000	Series 2022-4A, Class SUB, 0.000%, 7/24/2031*,4,10,11	404,406
300,000	Series 2022-4A, Class D, 12.573% (3-Month Term SOFR+729 basis points), 7/24/20314,5,10,11	300,000
500,000	Series 2024-2A, Class SUB, 0.000%, 1/25/2032*,4,10,11	472,657
3,000,000	Series 2024-3A, Class SUB, 0.000%, 8/8/2032*,4,10,11	3,047,482
2,510,000	Series 2024-2A, Class SUB, 0.000%, 10/15/2032*,4,10,11	2,510,000
250,000	Series 2024-1A, Class E, 11.681% (3-Month Term SOFR+657 basis points), 10/15/20324,5,10,11	247,496
500,000	Series 2023-2A, Class SUB, 0.000%, 4/20/2036*,4,10,11	455,941
500,000	Series 2023-3A, Class SUB, 0.000%, 1/20/2037*,4,10,11	479,577
1,540,000	Series 2024-1A, Class SUB, 0.000%, 4/15/2037*,4,10,11	1,547,193
3,000,000	Series 2024-2A, Class SUB, 0.000%, 7/20/2037*,4,10,11	2,780,134
2,000,000	Series 2024-3A, Class SUB, 0.000%, 7/20/2037*,4,10,11	1,918,732
1,250,000	Series 2023-4A, Class SUB, 0.000%, 10/20/2037*,4,10,11	1,221,381
500,000	Post CLO Ltd. Series 2024-1A, Class E, 12.072% (3-Month Term SOFR+680 basis points), 4/20/20374,5,11	510,058
1,000,000	Regatta Funding Ltd. Series 2018-2A, Class CR, 8.001% (3-Month Term SOFR+270 basis points), 7/15/20314,5,11	1,003,633
750,000	Series 2018-3A, Class E, 11.496% (3-Month Term SOFR+621 basis points), 10/25/20314,5,11	743,557
500,000	Series 2016-1A, Class A1R2, 6.225% (3-Month Term SOFR+141 basis points), 6/20/20344,5,11	500,699
1,000,000	Sound Point CLO Ltd. Series 2017-3A, Class C, 8.544% (3-Month Term SOFR+326 basis points), 10/20/20304,5,11	1,001,794
1,266,873	Silver Point Loan Funding, LLC 0.000%, 10/20/2033*,6	1,329,378
3,000,000	St. Lawrence Corp. Series 2023-1X, Class MEZZ, 15.070% (SOFR Rate+975 basis points), 5/25/20333,4,5	3,000,000

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$500,000	Stewart Park CLO Ltd. Series 2015-1A, Class ER, 10.843% (3-Month Term SOFR+554 basis points), 1/15/20304,5,11	$493,269
250,000	Symphony CLO Ltd. Series 2022-34A, Class DR, 10.533% (3-Month Term SOFR+525 basis points), 7/24/20364,5,11	255,782
375,000	TCI-Flatiron CLO Ltd. Series 2018-1A, Class ER, 11.675% (3-Month Term SOFR+641 basis points), 1/29/20324,5,11	377,358
534,231	Upland CLO Ltd. Series 2016-1A, Class A1AR, 6.564% (3-Month Term SOFR+128 basis points), 4/20/20314,5,11	534,669
500,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 8.144% (3-Month Term SOFR+285 basis points), 7/20/20324,5,11	499,055
500,000	Voya CLO Ltd. Series 2017-1A, Class C, 8.877% (3-Month Term SOFR+359 basis points), 4/17/20304,5,11	502,214
500,000	Series 2013-1A, Class CR, 8.513% (3-Month Term SOFR+321 basis points), 10/15/20304,5,11	500,902
380,000	Series 2019-1A, Class DR, 8.413% (3-Month Term SOFR+311 basis points), 4/15/20314,5,11	381,243
1,000,000	Series 2014-1A, Class CR2, 8.341% (3-Month Term SOFR+306 basis points), 4/18/20314,5,11	1,002,141
250,000	Series 2018-2A, Class D, 8.313% (3-Month Term SOFR+301 basis points), 7/15/20314,5,11	250,488
500,000	Series 2016-3A, Class CR, 8.791% (3-Month Term SOFR+351 basis points), 10/18/20314,5,11	502,947
500,000	Series 2015-3A, Class CR, 8.694% (3-Month Term SOFR+341 basis points), 10/20/20314,5,11	498,945
500,000	Series 2019-2A, Class D, 9.244% (3-Month Term SOFR+396 basis points), 7/20/20324,5,11	501,289
500,000	Series 2020-3A, Class ER, 11.944% (3-Month Term SOFR+666 basis points), 10/20/20344,5,11	501,627
500,000	Series 2022-4A, Class ER, 11.982% (3-Month Term SOFR+670 basis points), 4/20/20374,5,11	506,229
500,000	Series 2019-1A, Class D1RR, 7.499% (3-Month Term SOFR+305 basis points), 10/15/20374,5,11	500,000
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $91,362,412)	91,553,905

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT FUNDS – 9.4%
N/A12	DSC Meridian Credit Opportunities Onshore6	$5,763,893
N/A12	Linden Investors LP6	5,780,523
2,750,000	IFRG Investor III LP6	2,145,000
N/A12	Old Orchard Credit Fund LP6	5,548,797
N/A12	Seer Capital Regulatory Capital Relief Fund	4,050,606
N/A12	TCW Rescue Financing II LP	58,610
N/A12	Whitehawk IV-Plus Onshore Fund LP	943,044
N/A12	Wynwood BN, LLC	303,601
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $23,490,803)	24,594,074
	SHORT-TERM INVESTMENTS – 18.4%
47,965,607	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 4.76%13	47,965,607
	TOTAL SHORT-TERM INVESTMENTS (Cost $47,965,607)	47,965,607
	TOTAL INVESTMENTS – 110.3% (Cost $286,781,239)	287,859,860
	Liabilities in Excess of Other Assets – (10.3)%	(26,889,689)
	TOTAL NET ASSETS – 100.0%	$260,970,171
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
* Non-income producing security.
1 Principal Amount denoted in local currency.
2 Foreign security denominated in U.S. Dollars.
3 All or a portion of this investment is a holding of FTPCF Cayman Sub1 Ltd.
4 Callable.
5 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
6 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
7 Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.
8 A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion.
9 Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
10 Affiliated company.
11 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $64,802,991, which represents 24.83% of the total net assets of the Fund.
12 Investment does not issue shares.
13 The rate is the annualized seven-day yield at period end.

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Securities With Restrictions On Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
DSC Meridan Credit Opportunities Onshore LPa	Quarterlyb	65 Days	$5,000,000	$5,763,893	5/1/2023
IRFG Investors LPa	Not permitted	N/A	2,750,000	2,145,000	7/28/2023
Linden Investors LPa	Quarterlyb	65 Days	5,250,000	5,780,523	5/1/2023
Old Orchard Credit Fund LPa	Quarterlyb	65 Days	5,250,000	5,548,797	5/31/2023
Palmer Square Capital BDC, Inc.	Not permitted	N/A	2,725,605	2,707,039	2/1/2023
Seer Capital Regulatory Capital Relief Funda	Not permitted	N/A	4,000,000	4,050,606	3/7/2023
TCW Direct Lending VIII LLCa	Not permitted	N/A	5,476,015	4,891,260	8/9/2023
TCW Rescue Financing II LPa	Not permitted	N/A	—	58,610	9/12/2024
WhiteHawk IV-Plus Onshore Fund, L.P.a	Not permitted	N/A	940,804	943,044	6/29/2023
Wynwood BN, LLCa	Not permitted	N/A	300,000	303,601	1/26/2023
Totals			$32,192,373	$31,692,423

a Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
b The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2024	Unrealized Appreciation (Depreciation)
EUR	BNP Paribas	EUR per USD	10/22/2024	$(20,000)	$(22,210)	$(22,285)	$(75)
EUR	BNP Paribas	EUR per USD	10/22/2024	(50,000)	(54,325)	(55,713)	(1,388)
EUR	BNP Paribas	EUR per USD	10/24/2024	(40,000)	(44,156)	(44,574)	(418)
EUR	BNP Paribas	EUR per USD	11/15/2024	(7,500,000)	(8,281,500)	(8,364,163)	(82,663)
GBP	BNP Paribas	GBP per USD	11/15/2024	(2,753,842)	(3,528,053)	(3,681,455)	(153,402)
EUR	BNP Paribas	EUR per USD	11/22/2024	(30,000)	(33,315)	(33,466)	(151)
EUR	BNP Paribas	EUR per USD	11/22/2024	(50,000)	(55,040)	(55,777)	(737)
EUR	BNP Paribas	EUR per USD	11/22/2024	(210,000)	(229,857)	(234,265)	(4,408)
EUR	BNP Paribas	EUR per USD	12/20/2024	(132,000)	(142,032)	(147,432)	(5,400)
EUR	BNP Paribas	EUR per USD	1/22/2025	(30,000)	(33,390)	(33,542)	(152)
EUR	BNP Paribas	EUR per USD	1/22/2025	(80,000)	(87,664)	(89,445)	(1,781)
EUR	BNP Paribas	EUR per USD	1/22/2025	(120,000)	(133,284)	(134,168)	(884)
EUR	BNP Paribas	EUR per USD	2/21/2025	(10,000)	(11,120)	(11,194)	(74)
EUR	BNP Paribas	EUR per USD	2/21/2025	(40,000)	(44,220)	(44,775)	(555)
EUR	BNP Paribas	EUR per USD	2/21/2025	(530,000)	(585,010)	(593,271)	(8,261)
EUR	BNP Paribas	EUR per USD	2/24/2025	(70,000)	(77,014)	(78,366)	(1,352)
EUR	BNP Paribas	EUR per USD	4/22/2025	(20,000)	(22,280)	(22,436)	(156)
EUR	BNP Paribas	EUR per USD	4/22/2025	(90,000)	(99,271)	(100,963)	(1,692)
EUR	BNP Paribas	EUR per USD	4/22/2025	(190,000)	(209,171)	(213,143)	(3,972)
EUR	BNP Paribas	EUR per USD	5/22/2025	(448,000)	(498,848)	(503,149)	(4,301)
EUR	BNP Paribas	EUR per USD	5/22/2025	(50,000)	(55,400)	(56,155)	(755)
EUR	BNP Paribas	EUR per USD	5/22/2025	(410,000)	(454,287)	(460,471)	(6,184)

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2024	Unrealized Appreciation (Depreciation)
EUR	BNP Paribas	EUR per USD	7/22/2025	(20,000)	(22,340)	(22,515)	(175)
EUR	BNP Paribas	EUR per USD	7/22/2025	$(70,000)	$(77,318)	$(78,802)	$(1,484)
EUR	BNP Paribas	EUR per USD	7/22/2025	(110,000)	(121,451)	(123,831)	(2,380)
EUR	BNP Paribas	EUR per USD	8/22/2025	(30,000)	(33,420)	(33,813)	(393)
EUR	BNP Paribas	EUR per USD	8/22/2025	(540,000)	(600,003)	(608,626)	(8,623)
EUR	BNP Paribas	EUR per USD	10/22/2025	(20,000)	(22,380)	(22,591)	(211)
EUR	BNP Paribas	EUR per USD	10/22/2025	(688,000)	(769,402)	(777,123)	(7,721)
EUR	BNP Paribas	EUR per USD	10/22/2025	(120,000)	(132,924)	(135,545)	(2,621)
EUR	BNP Paribas	EUR per USD	11/21/2025	(30,000)	(33,465)	(33,925)	(460)
EUR	BNP Paribas	EUR per USD	11/21/2025	(330,000)	(368,187)	(373,175)	(4,988)
EUR	BNP Paribas	EUR per USD	11/24/2025	(70,000)	(77,840)	(79,167)	(1,327)
EUR	BNP Paribas	EUR per USD	1/22/2026	(80,000)	(89,070)	(90,682)	(1,612)
EUR	BNP Paribas	EUR per USD	2/20/2026	(680,000)	(760,920)	(771,652)	(10,732)
EUR	BNP Paribas	EUR per USD	2/20/2026	(360,000)	(402,792)	(408,521)	(5,729)
EUR	BNP Paribas	EUR per USD	2/23/2026	(1,505,000)	(1,673,880)	(1,708,043)	(34,163)
EUR	BNP Paribas	EUR per USD	4/22/2026	(50,000)	(55,855)	(56,872)	(1,017)
EUR	BNP Paribas	EUR per USD	4/22/2026	(100,000)	(111,380)	(113,744)	(2,364)
EUR	BNP Paribas	EUR per USD	5/22/2026	(1,954,000)	(2,191,391)	(2,225,131)	(33,740)
EUR	BNP Paribas	EUR per USD	6/18/2026	(944,000)	(1,062,000)	(1,076,105)	(14,105)
EUR	BNP Paribas	EUR per USD	6/18/2026	144,000	160,013	164,152	4,139
EUR	BNP Paribas	EUR per USD	7/22/2026	(50,000)	(55,800)	(57,072)	(1,272)
EUR	BNP Paribas	EUR per USD	7/22/2026	(140,000)	(156,310)	(159,801)	(3,491)
EUR	BNP Paribas	EUR per USD	8/21/2026	(200,000)	(225,000)	(228,552)	(3,552)
EUR	BNP Paribas	EUR per USD	8/24/2026	(70,000)	(78,645)	(80,002)	(1,357)
EUR	BNP Paribas	EUR per USD	10/22/2026	(50,000)	(55,975)	(57,275)	(1,300)
EUR	BNP Paribas	EUR per USD	10/22/2026	(110,000)	(123,255)	(126,005)	(2,750)
EUR	BNP Paribas	EUR per USD	11/6/2026	(1,408,000)	(1,576,960)	(1,613,807)	(36,847)
EUR	BNP Paribas	EUR per USD	11/6/2026	368,000	412,344	421,790	9,446
EUR	BNP Paribas	EUR per USD	11/20/2026	(2,560,000)	(2,885,120)	(2,935,787)	(50,667)
EUR	BNP Paribas	EUR per USD	11/23/2026	(80,000)	(90,200)	(91,754)	(1,554)
EUR	BNP Paribas	EUR per USD	1/22/2027	(120,000)	(134,808)	(137,952)	(3,144)
EUR	BNP Paribas	EUR per USD	2/22/2027	(90,000)	(101,880)	(103,589)	(1,709)
EUR	BNP Paribas	EUR per USD	4/22/2027	(130,000)	(146,484)	(149,972)	(3,488)
EUR	BNP Paribas	EUR per USD	5/24/2027	(90,000)	(102,285)	(103,957)	(1,672)
EUR	BNP Paribas	EUR per USD	6/4/2027	(1,976,000)	(2,242,760)	(2,283,411)	(40,651)
EUR	BNP Paribas	EUR per USD	7/22/2027	(120,000)	(135,480)	(138,929)	(3,449)
EUR	BNP Paribas	EUR per USD	7/30/2027	(2,584,000)	(2,917,853)	(2,992,546)	(74,693)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(33,763,923)	$(34,394,540)	$(630,617)

EUR – Euro
GBP – British Pound Sterling

First Trust Private Credit Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	6.9%
Bank Loans	37.6%
Closed-End Funds	2.9%
Collateralized Loan Obligations	35.1%
Private Investment Funds	9.4%
Short-Term Investments	18.4%
Total Investments	110.3%
Liabilities in Excess of Other Assets	(10.3)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2024 (Unaudited)

Assets:
Investments in securities, at fair value
Unaffiliated investments (cost $248,331,142)	$250,405,402
Affiliated investments (cost $38,450,097)	37,454,458
Forward foreign currency exchange contracts	13,585
Cash	817,149
Foreign currency, at value (cost $513,734)	518,773
Receivables:
Interest and dividends	3,086,317
Fund shares sold	863,760
Investment securities sold	35,814
Prepaid expenses	91,172
Total assets	293,286,430
Liabilities:
Forward foreign currency exchange contracts	644,202
Payables:
Line of credit payable (Note 13)	20,000,000
Fund shares redeemed	9,204,853
Investment securities purchased	2,081,615
Investment Advisor fees	130,612
Fund services expense	100,970
Legal fees	42,691
Auditing fees	40,404
Interest payable (Note 13)	18,317
Tax services expense	16,900
Distribution fees – Class A (Note 3)	42
Distribution fees – Class I (Note 3)	6,895
Unused line of credit fees (Note 13)	4,169
Chief Compliance Officer fees	3,957
Trustees’ fees and expenses	1,531
Accrued other expenses	19,101
Total liabilities	32,316,259
Commitments and contingencies (Note 3 & Note 12)
Net Assets	$260,970,171
Components of Net Assets
Paid-in Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$258,721,446
Total accumulated earnings	2,248,725
Net Assets	$260,970,171
Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$217,426
Shares of beneficial interest issued and outstanding	20,957
Net asset value, offering and redemption price per share	$10.37
Maximum sales charge (4.50% of offering price)*	$0.49
Maximum offer price to public	$10.86
Class I Shares:
Net assets applicable to shares outstanding	$260,752,745
Shares of beneficial interest issued and outstanding	25,093,298
Net asset value, offering and redemption price per share	$10.39

* Investors in Class A Shares may be charged a sales charge of up to 4.50% of the subscription amount. For Class A Shares, no sales charge applies on investments of $250,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.25% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 12 months of the date of purchase.
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2024 (Unaudited)

Investment Income:
Dividends	$1,032,609
Interest	9,760,704
Interest from affiliated issuers	2,741,794
Total investment income	13,535,107
Expenses:
Investment Advisor fees	1,530,972
Fund services expense	174,267
Distribution fees – Class I (Note 3)	148,965
Distribution fees – Class A (Note 3)	41
Legal fees	77,898
Auditing fees	41,523
Trustees’ fees and expenses	32,839
Registration fees	28,240
Shareholder reporting fees	26,882
Interest expense (Note 13)	18,317
Chief Compliance Officer fees	14,976
Insurance fees	12,790
Unused line of credit fee (Note 13)	8,604
Tax services	7,907
Miscellaneous	23,887
Total expenses	2,148,108
Investment Advisor fees waived	(318,465)
Net expenses	1,829,643
Net investment income	11,705,464
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	98,076
Investments in affiliated issuers	14,480
Foreign currency transactions	41,746
Forward contracts	(295,899)
Net realized gain (loss)	(141,597)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	(635,146)
Investments in affiliated issuers	(798,858)
Forward contracts	(588,992)
Foreign currency transactions	5,842
Net change in unrealized appreciation/depreciation	(2,017,154)
Net realized and unrealized gain (loss) on investments, foreign currency and forward contracts	(2,158,751)
Net Increase in Net Assets from Operations	$9,546,713
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$11,705,464	$7,081,797
Net realized gain (loss) on investments, foreign currency and forward contracts	(141,597)	231,171
Net change in unrealized appreciation/depreciation on investments and forward contracts	(2,017,154)	2,348,320
Net increase in net assets resulting from operations	9,546,713	9,661,288
Distributions to Shareholders:
Distributions:
Class A1	(2,893)	(76)
Class I	(10,419,166)	(6,980,305)
Total distributions to shareholders	(10,422,059)	(6,980,381)
Capital Transactions:
Net proceeds from shares sold:
Class A1	215,470	1,000
Class I	117,807,581	133,242,086
Reinvestment of distributions:
Class A1	630	76
Class I	352,482	212,152
Cost of shares redeemed:
Class I	(19,219,245)	(4,457,172)
Net increase in net assets from capital transactions	99,156,918	128,998,142
Total increase in net assets	98,281,572	131,679,049
Net Assets:
Beginning of period	162,688,599	31,009,550
End of period	$260,970,171	$162,688,599
Capital Share Transactions:
Shares sold:
Class A1	20,790	99
Class I	11,337,693	12,898,799
Shares reinvested:
Class A1	61	7
Class I	34,063	20,783
Shares redeemed:
Class I	(1,846,087)	(429,565)
Net increase in capital share transactions	9,546,520	12,490,123

1 Class A Shares commenced public offering on June 6, 2023.
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2024 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$9,546,713
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term portfolio investments	(125,226,698)
Sales of long-term portfolio investments	23,627,233
Purchase/Sales of short-term investments, net	(23,828,258)
Increase in interest and dividends	(1,835,192)
Decrease in due from Investment Adviser	14,041
Increase in fund shares sold	(214,951)
Increase in prepaid expenses	(64,138)
Increase in line of credit payable (Note 13)	20,000,000
Increase in Investment Advisor fees	130,612
Increase in fund shares redeemed	7,552,977
Decrease in auditing fees	(16,577)
Increase in legal fees	17,433
Increase in distribution fees – Class A (Note 3)	41
Decrease in distribution fees – Class I (Note 3)	(13,984)
Increase in tax services expense	32
Decrease in shareholder reporting fees	(14,194)
Increase in fund services expense	87,042
Increase in Chief Compliance Officer fees	1,105
Increase in interest payable (Note 13)	18,317
Increase in unused line of credit fees (Note 13)	4,169
Increase in trustees’ fees and expenses	1,339
Decrease in accrued other expenses	(4,617)
Net realized gain (loss) on investments, foreign currency and forward contracts	141,597
Net change in unrealized appreciation/depreciation on investments and forward contracts	2,017,154
Net cash provided by (used for) operating activities	(88,058,804)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	118,023,051
Dividends paid to shareholders, net of reinvestments	(10,068,947)
Cost of shares redeemed	(19,219,245)
Net cash provided by (used for) financing activities	88,734,859
Non-cash Investing and financiang activities:
Payment-in-kind of long-term portfolio investments	(344,393)
Net non-cash (used for) investing and financing activities	(344,393)
Net increase in cash and foreign currency	331,662
Effect of foreign exchange rate changes on cash	5,039
Cash at beginning of period	999,221
Cash and foreign currency at end of period	$1,335,922
Non-cash financing activities not included herein consist of $630 and $352,482 of reinvested dividends for Class A and Class I Shares, respectively.
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Period June 6, 2023* Through March 31, 2024
Net asset value, beginning of period	$10.45	$10.00
Income from Investment Operations:
Net investment income1	0.53	0.85
Net realized and unrealized gain (loss) on investments	(0.09)	0.35
Total from investment operations	0.44	1.20
Less Distributions:
From net investment income	(0.52)	(0.72)
From net realized gain	—	(0.03)
Total distributions	(0.52)	(0.75)
Net asset value, end of period	$10.37	$10.45
Total return2	4.34%3	10.59%3
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	217	1
Ratio of expenses to average net assets (excluding interest expense, commitment fees and taxes):
Before fees waived and expenses absorbed	2.29%4	2.30%4
After fees waived and expenses absorbed	2.29%4	2.30%4
Ratio of net investment income (loss) to average net assets (excluding interest expense, commitment fees and taxes):
Before fees waived and expenses absorbed	10.09%4	10.06%4
After fees waived and expenses absorbed	10.09%4	10.06%4
Ratio of expenses to average net assets (including interest expense, commitment fees and taxes):
Before fees waived and expenses absorbed	2.32%4	2.30%4
After fees waived and expenses absorbed	2.32%4	2.30%4
Ratio of net investment income (loss) to average net assets (including interest expense, commitment fees and taxes):
Before fees waived and expenses absorbed	10.13%4	10.06%4
After fees waived and expenses absorbed	10.13%4	10.06%4
Portfolio turnover rate	13%3	25%3

* Commencement of public offering.
1 Based on average shares outstanding for the period.
2 Total return would have been lower had fees not been waived or absorbed by the Investment Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Class A Shares.
3 Not annualized.
4 Annualized.
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Period May 9, 2022* Through March 31, 2023
Net asset value, beginning of period	$10.45	$10.08	$10.00
Income from Investment Operations:
Net investment income1	0.56	0.96	0.54
Net realized and unrealized gain (loss) on investments	(0.10)	0.35	(0.20)
Total from investment operations	0.46	1.31	0.34
Less Distributions:
From net investment income	(0.52)	(0.91)	(0.25)
From net realized gain	—	(0.03)	(0.01)
Total distributions	(0.52)	(0.94)	(0.26)
Net asset value, end of period	$10.39	$10.45	$10.08
Total return2	4.54%3	13.77%	3.37%3
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$260,753	$162,687	$31,010
Ratio of expenses to average net assets (excluding interest expense, commitment fees and taxes):
Before fees waived and expenses absorbed	1.94%4	2.35%	5.46%4
After fees waived and expenses absorbed	1.65%4	1.65%	1.65%4
Ratio of net investment income (loss) to average net assets (excluding interest expense, commitment fees and taxes):
Before fees waived and expenses absorbed	10.44%4	8.61%	2.22%4
After fees waived and expenses absorbed	10.73%4	9.31%	6.03%4
Ratio of expenses to average net assets (including interest expense, commitment fees and taxes):
Before fees waived and expenses absorbed	1.97%4	2.35%	5.46%4
After fees waived and expenses absorbed	1.68%4	1.65%	1.65%4
Ratio of net investment income (loss) to average net assets (including interest expense, commitment fees and taxes):
Before fees waived and expenses absorbed	10.47%4	8.61%	2.22%4
After fees waived and expenses absorbed	10.76%4	9.31%	6.03%4
Portfolio turnover rate	13%3	25%	46%3

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Total return would have been lower had fees not been waived or absorbed by the Investment Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Class I Shares.
3 Not annualized.
4 Annualized.
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)

Note 1 — Organization
First Trust Private Credit Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Amended and Restated Agreement and Declaration of Trust dated August 16, 2022 (the “Declaration of Trust”). First Trust Capital Management L.P. serves as the investment adviser (the “Investment Advisor”) of the Fund. The Investment Advisor is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest (the “Shares”) in two separate share classes: Class A Shares and Class I Shares.
The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by allocating at least 80% of its net assets, plus the amount of any borrowings for investment purposes, to a diverse portfolio of private credit instruments. The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated among the Investment Advisor and one or more Sub-Advisers (as defined in Note 3 below), in percentages determined at the discretion of the Investment Advisor.
The Fund commenced the public offering of Class I Shares on September 6, 2022 and has publicly offered Class I Shares in a continuous offering since that time. Class A Shares have been publicly offered since June 6, 2023. The Shares are generally offered for purchase on any business day, which is any day the New York Stock Exchange is open for business, in each case subject to any applicable sales charges and other fees, as described herein. The Shares are issued at net asset value (“NAV”) per Share. No holder of Shares (each, a “Shareholder”) has the right to require the Fund to redeem its Shares.
The Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Fund’s Board of Trustees (the “Board” and the members thereof, “Trustees”). Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
(a) Consolidation of Subsidiary
The Fund may invest up to 25% of its total assets in its subsidiary, FTPCF Cayman Sub1 Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the FTPCF Cayman Sub1 Ltd. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The FTPCF Cayman Sub1 Ltd. is advised by the Investment Advisor and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and Statement of Additional Information. As of September 30, 2024, net assets of FTPCF Cayman Sub1 Ltd. were $23,289,761 representing 8.92% of the Fund’s consolidated net assets.

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

FTPCF Cayman Sub1 Ltd. is an exempted company incorporated in the Cayman Islands with limited liability. It has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. The subsidiary has elected to be disregarded as an entity separate from the Fund for U.S. federal income tax purposes.
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The preparation of consolidated financial statements in conformity with the generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated Investment Advisor as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Advisor carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets by utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short,

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the “mark.”
Fixed-income securities, except for private debt investments discussed below, with a remaining maturity of sixty (60) days or more, will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost.
The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to, changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semi-annually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
The Fund values its investments in private investment funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act) at the value determined by each private investment fund in accordance with such private investment fund’s valuation policies and reported at the time of the Fund’s valuation. The Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund. Where deemed appropriate by the Valuation Designee and consistent with the 1940 Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.
The Fund will generally value shares of open-end and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.
Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
The Investment Advisor and/or Sub-Advisers act as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Advisor or its affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect. In no event does the Distributor (defined below) have any responsibility for any valuations of the Fund’s investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund Shares or to inquire into, or liability for, the accuracy of the NAV per Share (including a Class thereof) as calculated by or for the Fund.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

(c) Private Investment Funds
The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1) or 3(c)(7) of the 1940 Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of such private investment fund’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.
(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.
(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense, including where applicable, accretion of discount and amortization of premium on investments, is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Code applicable to RICs and to distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for consolidated financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits,

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the consolidated financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, based on the statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period from the commencement of the Fund’s operations on May 9, 2022 through September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(g) Distributions to Shareholders
The Fund makes monthly distributions to its shareholders equal to 10% annually of the Fund’s NAV per Share (the “Distribution Policy”). Prior to December 14, 2023, the Fund made monthly distribution to its shareholders equal to 8% annually of the Fund’s NAV per Share. Prior to August 28, 2023, the Fund made monthly distributions to its shareholders equal to 7% annually of the Fund’s NAV per Share. Prior to March 1, 2023, the Fund made monthly distributions to its shareholders equal to 5% annually of the Fund’s NAV per Share. This predetermined dividend rate may be modified by the Board from time to time, and may be increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a RIC. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for consolidated financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gains, such excess amount distributed would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). The Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
Note 3 — Investment Advisory and Other Agreements and Activity with Affiliates
The Fund has also entered into an investment management agreement (the “Agreement”) with the Investment Advisor. Pursuant to the Agreement, the Fund pays the Investment Advisor a monthly fee, in arrears, equal to 1.35% on an annualized basis of the Fund’s net assets determined as of month-end (the “Investment Management Fee”), subject to certain adjustments.

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The Investment Advisor has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Advisor has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure that Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, (such as litigation expenses) do not exceed 2.40% and 1.65% of the average daily net assets of Class A Shares and Class I Shares, respectively (the “Expense Limit”). The Expense Limitation and Reimbursement Agreement may not be terminated by the Fund or the Investment Advisor until April 29, 2025. Thereafter, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund or the Investment Advisor upon 30 days’ advanced written notice. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.40% and 1.65% for the Class A Shares and Class I Shares, respectively. For a period not to exceed three years from the date on which a Waiver is made, the Investment Advisor may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the expense limit in effect at the time of the Waiver and the expense limit at the time of the recoupment.
For the six months ended September 30, 2024, the Investment Advisor has waived $318,465 in advisory fees. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Investment Advisor, the Investment Advisor may recoup amounts waived or absorbed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of the recoupment. At September 30, 2024, the amount of these potentially recoverable expenses was $1,260,734. The Investment Advisor may recapture all or a portion of this amount no later than March 31st of the year stated below:
2026	$411,518
2027	530,751
2028	318,465
Total	$1,260,734
The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Advisor and one or more sub-advisers in percentages determined at the discretion of the Investment Advisor. During the six months ended September 30, 2024, the Investment Advisor has engaged, Mount Logan Management, LLC (“Mount Logan”) and Palmer Square Capital Management LLC (“Palmer Square”), (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to manage certain assets of the Fund. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Advisor and Mount Logan, Mount Logan receives a portfolio management fee equal to 1.00% on an annualized basis of their portion of the Fund’s average daily net assets, subject to certain adjustments. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Advisor and Palmer Square, Palmer Square receives a portfolio management fee equal to 0.50% on an annualized basis of their portion of the Fund’s average daily net assets, subject to certain adjustments. Each Sub-Adviser’s fee is paid by the Investment Advisor out of the Investment Management Fee.
Pursuant to exemptive relief from the SEC, the Fund has adopted a Distribution and Service Plan for Class A Shares and Class I Shares. The Fund may pay a distribution and servicing fee (the “Distribution and Servicing Fee”) of up to 1.00% and 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares and Class I Shares, respectively, to qualified

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

recipients. Payment of the Distribution and Servicing Fee is governed by the Distribution and Service Plan for Class A Shares and Class I Shares which, pursuant to the conditions of the exemptive order issued by the SEC, has been adopted by the Fund with respect to the applicable class in compliance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution and Service Plan, Class I Shares paid $148,965 and Class A Shares paid $41 as reported on the Consolidated Statement of Operations.
First Trust Portfolios L.P. (the “Distributor”), an affiliate of the Investment Advisor, currently serves as the Fund’s distributor. UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
A Trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with UMBFS. For the six months ended September 30, 2024, the Fund’s allocated fees incurred for Trustees are reported on the Consolidated Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2024 are reported on the Consolidated Statement of Operations.
Ernst & Young LLP provides tax services to the Fund. The Fund’s allocated fees incurred for tax services for the six months ended September 30, 2024 are reported on the Consolidated Statement of Operations.
Note 4 — Federal Income Taxes
The Fund has elected to be treated and to continue to qualify as a RIC for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes substantially all of its income and gains each year.
At September 30, 2024, gross unrealized appreciation and depreciation of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$286,580,921
Gross unrealized appreciation	$5,221,767
Gross unrealized depreciation	$(3,942,828)
Net unrealized appreciation on investments	$1,278,939
The difference between cost amounts for consolidated financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the tax year ended March 31, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$(6,782)	$6,782

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

As of March 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$1,001,164
Undistributed long-term capital gains	29,932
Accumulated capital and other losses	—
Net unrealized appreciation on investments	2,097,879
Other temporary differences	(4,904)
Total accumulated earnings	$3,124,071
The tax character of distributions paid during the years ended March 31, 2024 and March 31, 2023 were as follows:
Distribution paid from:	2024	2023
Ordinary income	$6,940,804	$478,831
Net long-term capital gains	39,577	—
Total taxable distributions	$6,980,381	$478,831
As of March 31, 2024, the Fund had no capital loss carryovers.
Note 5 — Investment Transactions
For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term investments, were $125,226,698 and $23,627,233, respectively.
Note 6 — Redemption Fee
The Fund may impose a maximum deferred sales charge of 1.25% of the total redemption amount on Class A Shares redeemed within 12 months of the date of purchase. For the six months ended September 30, 2024, the Fund received $0 in deferred sales charges.
Note 7 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 8 — Repurchase of Shares
The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting quarterly repurchase offers. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for no less than 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund.

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The results of the repurchase offers conducted during the six months ended September 30, 2024 are as follows:
	Repurchase Offer	Repurchase Offer
Commencement Date	May 29, 2024	August 30, 2024
Repurchase Request Date	June 28, 2024	September 30, 2024
Repurchase Pricing Date	June 28, 2024	September 30, 2024
Net Asset Value as of Repurchase Pricing Date
Class A Shares	$10.41	$10.37
Class I Shares	$10.43	$10.39
Amount Repurchased
Class A Shares	$—	$—
Class I Shares	$960,153	$885,934
Percentage of Outstanding Shares Repurchased
Class A Shares	—%	—%
Class I Shares	4.55%	3.42%
Note 9 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the NAV as practical expedient are no longer included in the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$17,904,508	$—	$17,904,508
Bank Loans	—	29,956,164	68,287,303	98,243,467
Closed-End Fund	2,707,039	—	—	2,707,039
Collateralized Loan Obligations	—	86,282,756	5,271,149	91,553,905
Private Investment Funds	—	—	19,238,214	19,238,214
Short-Term Investments	47,965,607	—	—	47,965,607
Subtotal	$50,672,646	$134,143,428	$92,796,666	$277,612,740
Closed-End Fund				4,891,260
Private Investments Funds				5,355,860
Total Investments				$287,859,860
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Asset-Backed Securities	Bank Loans	Collateralized Loan Obligations	Private Investment Funds
Balance as of March 31, 2024	$4,932,500	$37,353,014	$4,868,595	$14,036,817
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(4,932,500)	—	(2,697,163)	—
Total gains or losses for the period
Included in earnings (or changes in net assets)	—	140,912	65,804	201,397
Included in other comprehensive income	—	147,386	—	5,000,000
Net purchases	—	36,544,887	3,045,987	—
Net sales	—	(5,898,896)	(12,074)	—
Balance as of September 30, 2024	$—	$68,287,303	$5,271,149	$19,238,214
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$—	$204,341	$65,804	$201,397

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024:
Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Input
Bank Loans	8,213,579	Discounted Cash Flow	Discount Rates	13.02% – 16.40%
	4,829,500	Liquidation Approach	Expected Sales Proceeds	N/A
	18,695,588	Transaction Price	Transaction Price	N/A
	36,548,636	Yield Analysis	Market Yield	6.84% – 17.55%

Collateralized Loan Obligations	4,271,149	Income Approach	Expected yield	10.64% – 20.01%
	1,000,000	Transaction Price	Transaction Price	N/A

Private Investment Funds	17,093,214	Adjusted Net Asset Value	Reported net asset/ fair value adjustments	N/A
	2,145,000	Enterprise Valuation	Sum of Parts: Market Yield/ EBITDA Multiple	32.6% / 7.2x
Note 10 — Affiliated Issuers
The table below reflects transactions during the period with entities advised or sponsored by a Sub-Adviser as of September 30, 2024.
Name of Issuer	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Amortization	Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Investment Income (Loss)
CLOSED-END FUNDS
Palmer Square Capital BDC, Inc.	$2,882,939	$—	$(178,657)	$4,257	$—	$(17,066)	$15,566	$2,707,039	$—
COLLATERALIZED LOAN OBLIGATIONS
Mount Logan Funding LP	—	590,700	—	—	—	—	(2,366)	588,334	—
Mount Logan Funding LP	1,414,872	—	—	—	—	(108,021)	(206,804)	1,100,047	185,296
Palmer Square CLO 2024-3 Ltd.	—	1,900,000	—	—	1,528	—	17,204	1,918,732	55,036
Palmer Square European CLO 2024-2 DAC	—	1,525,533	—	—	(350)	—	130,114	1,655,297	—
Palmer Square European Loan Funding	611,954	—	—	—	(483,648)	(26,073)	(75,986)	26,247	143,533
Palmer Square European Loan Funding	—	141,275	—	—	—	—	7,129	148,404	5,150
Palmer Square European Loan Funding	1,013,942	795,893	(937,168)	—	(141,211)	(64,437)	135,075	802,094	53,981
Palmer Square European Loan Funding	848,015	—	—	—	—	(153,766)	222,251	916,500	100,274
Palmer Square European Loan Funding	1,087,521	—	—	—	—	23,822	(143,383)	967,960	266,746

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Name of Issuer	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Amortization	Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Investment Income (Loss)
Palmer Square European Loan Funding	1,568,528	—	—	—	(339,069)	37,053	(163,800)	1,102,712	106,219
Palmer Square European Loan Funding	—	2,152,853	—	—	—	—	73,327	2,226,180	33,314
Palmer Square European Loan Funding	2,697,163	—	—	—	—	(14,040)	(326,131)	2,356,992	399,068
Palmer Square European Loan Funding	—	3,051,065	(179,381)	10,223	3,266	—	119,316	3,004,489	94,829
Palmer Square European Loan Funding 2024-2 DAC	$—	$4,374,453	$—	$—	$—	$—	$72,541	$4,446,994	$199,361
Palmer Square European Loan Funding 2024-2 DAC	324,818	—	(324,992)	—	24,116	23,942	(47,884)	—	4,524
Palmer Square Loan Funding Ltd.	889,160	—	—	—	(554,855)	64,160	(378,295)	20,170	440,938
Palmer Square Loan Funding Ltd.	—	245,000	—	—	19	—	2,477	247,496	1,541
Palmer Square Loan Funding Ltd.	299,072	—	—	—	456	10,196	(9,724)	300,000	7,230
Palmer Square Loan Funding Ltd.	430,974	—	—	—	—	(19,026)	(7,542)	404,406	—
Palmer Square Loan Funding Ltd.	461,574	—	—	—	—	(38,426)	32,793	455,941	19,126
Palmer Square Loan Funding Ltd.	511,018	—	—	—	—	11,018	(49,379)	472,657	42,642
Palmer Square Loan Funding Ltd.	502,791	—	—	—	—	2,791	(26,005)	479,577	—
Palmer Square Loan Funding Ltd.	1,262,225	—	—	—	—	12,225	(53,069)	1,221,381	35,044
Palmer Square Loan Funding Ltd.	1,504,918	—	—	—	2,852	41,073	(1,650)	1,547,193	100,501
Palmer Square Loan Funding Ltd.	—	2,510,000	—	—	—	—	—	2,510,000	23,153
Palmer Square Loan Funding Ltd.	—	2,724,286	—	—	5,595	—	50,253	2,780,134	147,535
Palmer Square Loan Funding Ltd.	—	3,000,000	—	—	—	—	47,482	3,047,482	96,006
Palmer Square Loan Funding Ltd.	753,582	—	(750,000)	—	14,212	17,794	(35,588)	—	47,456
Total	$19,065,066	$23,011,058	$(2,370,198)	$14,480	$(1,467,089)	$(196,781)	$(602,077)	$37,454,458	$2,741,794

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Note 11 — Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2024 by risk category are as follows:
	Derivatives not designated as hedging instruments
	Foreign Exchange Contracts	Total
Assets:
Forward foreign currency exchange contracts	$13,585	$13,585
	$13,585	$13,585
	Foreign Exchange Contracts	Total
Liabilities
Forward foreign currency exchange contracts	$644,202	$644,202
	$644,202	$644,202
The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended September 30, 2024 are as follows:
	Derivatives not designated as hedging instruments
	Foreign Exchange Contracts	Total
Amount of Net Realized Gain / (Loss) on Derivatives
Forward contracts	$(295,899)	$(295,899)
	$(295,899)	$(295,899)
	Derivatives not designated as hedging instruments
	Foreign Exchange Contracts	Total
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward contracts	$(588,992)	$(588,992)
	$(588,992)	$(588,992)

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of September 30, 2024 are as follows:
Derivatives not designated as hedging instruments
Forward contracts	Foreign exchange contracts	Notional amount	$(21,122,736)
Note 12 — Commitments
Bank Loans, Collateralized Loan Obligations and Private Investment Funds may be structured to be fully funded at the time of investment or include unfunded investment commitments, which are contractual obligations for future funding. The potential investment commitments are noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities. The unfunded investment commitments outstanding as of September 30, 2024, are as follows:
Unfunded Commitment
Arbour Lane Credit Opportunity Fund IV (B), L.P.	2,000,000
Audax Private Credit Fund, LP	9,000,000
BCP Special Opportunities Offshore Feeder III LP	3,019,865
CW Co-Invest: Ares 2023-1 Sub	38,042
CW Co-Invest: Golub CLO Sub	689,083
CW Co-Invest: Silver Point 2022-1 CLO	733,127
FPA Whitehawk IV-Plus Onshore Fund, LP	2,073,025
TCW Co-Invest: Fenix DDTL B-1	7,901
TCW Co-Invest: Fenix DDTL B-2	332,043
TCW Direct Lending VIII LLC	6,742,174
TCW Rescue Financing Fund II LP	5,000,000
WH Co-Invest: Shryne	1,483,516
WH Co-Invest: Steward DIP	86,000
31,204,777
Note 13 — Credit Agreement
The Fund, as the borrower, has entered into a credit agreement, as amended (the “Credit Agreement”), with TriState Capital Bank as the lender. The Credit Agreement provides for borrowings on a committed basis in an aggregate principal amount up to $5,000,000, which amount may be increased from time to time upon mutual agreement by the parties. The maturity date is March 31, 2025. Effective September 27, 2024, the Fund requested a temporary increase in the maximum revolving commitment by $15,000,000 (from $5,000,000 to $20,000,000) through and including November 15, 2024. In connection with the Credit Agreement, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Credit Agreement contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the lender may declare the outstanding advances and all other obligations under the Credit Agreement immediately

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

due and payable. The Fund’s obligations to the lender under the Credit Agreement are secured by a first-priority security interest in substantially all of the assets of the Fund. The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage.
For the six month ended September 30, 2024, the Fund incurred a cost related to the setup and maintenance of the credit agreement (“Commitment fees”) and for the quarterly average daily unused portion of the revolving commitment (“Unused line of credit fees”) as reported on the Consolidated Statement of Operations. The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the four (4) days the Fund had outstanding borrowings were 8.24%, $20,000,000, $20,000,000, and $18,317, respectively. As of September 30, 2024, the Fund had an outstanding principal balance in the amount of $20,000,000.
Note 14 — Risk Factors
An investment in the Fund involves various risks. The Fund invests in and actively trades securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity and fixed income securities.
No guarantee or representation is made that the investment program will be successful.
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
Note 15 — Recently Issued Accounting Pronouncements and Regulatory Updates
In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) — Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the consolidated financial statements.
Note 16 — Events Subsequent to the Period End
In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements other than the following:

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The Board declared a cash dividend for Class A Shares and Class I Shares of $0.08642 and $0.08658, respectively, per Shares from undistributed investment income-net, payable on October 2, 2024 to Shareholders of record as of the close of business on October 1, 2024. The ex-dividend date was October 2, 2024.

First Trust Private Credit Fund
FUND INFORMATION
September 30, 2024 (Unaudited)

Approval of the Sub-Advisory Agreement
At a meeting of the Board of Trustees (the “Board” and the members thereof, “Trustees”) held on June 5 – 6, 2024 (the “Meeting”), the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of the sub-advisory agreement among First Trust Capital Management L.P. (the “Investment Manager”), First Trust Private Credit Fund (the “Fund”) and Mount Logan Management, LLC (“Mount Logan”) (the “Sub-Advisory Agreement”).
In advance of the Meeting, the Board requested and received materials from the Investment Manager and Mount Logan to assist them in considering the approval of the Sub-Advisory Agreement. Among other things, the Board reviewed reports about the below factors. The Board did not consider any single factor as controlling in determining whether to approve the Sub-Advisory Agreement. Nor are the items described herein all encompassing of the matters considered by the Board.
The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Sub-Advisory Agreement.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature, extent and quality of the investment advisory services provided by Mount Logan to the Fund under the Sub-Advisory Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by Mount Logan to the Fund, including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of Mount Logan who provide the investment advisory and administrative services to the Fund. The Board determined that Mount Logan’s portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account Mount Logan’s compliance policies and procedures. The Board concluded that the overall quality of the sub-advisory and administrative services to be provided was satisfactory.
EXPERIENCE AND PERFORMANCE
The Board considered the investment experience of Mount Logan and the performance of the Fund for the past twelve months. The Trustees noted that Mount Logan could not calculate performance for the portion of the Fund’s assets that it managed (the “Allocated Assets”). The Board also took into account that the investment performance of the Allocated Assets was not easily comparable to the performance of the peer funds identified in the relevant evaluation materials. The Board concluded that the investment experience of Mount Logan was satisfactory.
FEES AND EXPENSES
The Board reviewed the sub-advisory fee rate and total expense ratio of the Fund, noting that the Investment Manager pays Mount Logan from its advisory fee. The Board compared the sub-advisory fee and total expense ratio for the Fund with various comparative data. The Board noted that the sub-advisory fee was favorable to the fees payable by other comparable peer funds identified the relevant evaluation materials. The Board concluded that the sub-advisory fee payable to Mount Logan and total expense ratio were reasonable and satisfactory in light of the services provided.
BREAKPOINTS AND ECONOMIES OF SCALE
The Board reviewed the structure of the sub-advisory fee paid by the Investment Manager to Mount Logan under the Sub-Advisory Agreement, which did not include breakpoints. The Board also noted

First Trust Private Credit Fund
FUND INFORMATION — Continued
September 30, 2024 (Unaudited)

that Mount Logan did not anticipate economies of scale as the Fund grows. The Board considered the fee paid by the Investment Manager to Mount Logan and concluded that such a fee was reasonable and satisfactory in light of the services provided and breakpoints were not necessary.
PROFITABILITY
The Board considered and reviewed information concerning the costs incurred and profits realized by Mount Logan from its relationship with the Fund. The Board also reviewed Mount Logan’s financial condition. The Board noted that the financial condition of Mount Logan appeared stable. The Board determined that the compensation to Mount Logan was reasonable and its financial condition was adequate.
ANCILLARY BENEFITS AND OTHER FACTORS
The Board also discussed other benefits to be received by Mount Logan from its management of the Allocated Assets. The Board noted that the Mount Logan did not have affiliations with the Fund’s distributor, transfer agent, administrator or custodian, and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board further noted that Mount Logan did not anticipate receiving any demonstratable benefits from its relationship with the Fund other than additional brand awareness. The Board concluded that the sub-advisory fee was reasonable in light of the fall-out benefits.
GENERAL CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuance of the Sub-Advisory Agreement.

First Trust Private Credit Fund
FUND INFORMATION — Continued
September 30, 2024 (Unaudited)

	TICKER	CUSIP
First Trust Private Credit Fund – Class A Shares	FTCAX	33741K100
First Trust Private Credit Fund – Class I Shares	FTPCX	33741K209
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877)-779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877)-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
First Trust Private Credit Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

First Trust Private Credit Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
Account balances

•
Account transactions

•
Transaction history

•
Wire transfer instructions

•
Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-844-440-4450

First Trust Private Credit Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
Open an account

•
Provide account information

•
Give us your contact information

•
Make a wire transfer

•
Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
Sharing for affiliates’ everyday business purposes-information about your creditworthiness

•
Affiliates from using your information to market to you

•
Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as First Trust Capital Management L.P.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included in Item 1(a) of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the registrant’s independent public accountant.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Trust Private Credit Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 6, 2024

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 6, 2024

* Print the name and title of each signing officer under his or her signature.